Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Swedish Income Tax Authority [Member]
Taxes on Income [Line Items]
Corporate tax rate	20.60%	20.60%	20.60%
Israeli Corporate Tax [Member]
Taxes on Income [Line Items]
Corporate tax rate	23.00%	23.00%	23.00%
Eco Wave Power Global AB [Member]
Taxes on Income [Line Items]
Tax loss carryforwards (in Dollars)	$ 4,436
Eco Wave Power Ltd [Member]
Taxes on Income [Line Items]
Tax loss carryforwards (in Dollars)	$ 3,326